Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Earnings (Loss) of Zimmer Biomet Holdings, Inc.	$ 401.6	$ (138.9)	$ 1,131.6
Other Comprehensive Income (Loss):
Foreign currency cumulative translation adjustments, net of tax	(99.9)	25.6	(1.5)
Unrealized cash flow hedge gains/(losses), net of tax	86.4	(33.5)	30.6
Reclassification adjustments on hedges, net of tax	1.3	(38.5)	(35.1)
Adjustments to prior service cost and unrecognized actuarial assumptions, net of tax	78.4	(9.5)	(48.5)
Total Other Comprehensive Income (Loss)	66.2	(55.9)	(54.5)
Comprehensive Income (Loss) Attributable to Zimmer Biomet Holdings, Inc.	$ 467.8	$ (194.8)	$ 1,077.1